Share Capital, Warrants and Other Capital - Summary of Assumptions to Determine Share-Based Compensation Costs Over the Life of Awards (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share Capital Warrants And Other Capital
Expected dividend yield	[1]	0.00%	0.00%
Expected volatility	[2]	112.50%	110.02%
Risk-free annual interest rate	[3]	0.27%	1.86%
Expected life (years)	[4]	4 years 7 days	5 years 11 months 8 days
Weighted average share price		$ 0.37	$ 2.00
Weighted average exercise price		0.37	2.00
Weighted average grant date fair value		$ 0.27	$ 1.73

[1]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[2]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
[3]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
[4]	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.